Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	Year ended December 31,
	2016	2015	2014
Numerator: Basic (1)
Net earnings (loss) attributable to common shareholders
Continuing operations - Basic	$1,390	$6,055	$(22,581)
Discontinued operations - Basic	657	3,438	2,893
Total Basic	$2,047	$9,493	$(19,688)

Numerator: Diluted (1)
Net earnings (loss) attributable to common shareholders from continuing operations	$1,390	$6,055	$(22,581)
Dividends on Series C Preferred Stock	-	2,074	-
Dividends on Series D Preferred Stock	3,090	-	-
Unrealized gain on warrant derivative	-	(4,122)	-
Unrealized gain on Series C Preferred Embedded Derivative	-	(7,533)	-
Continuing operations - Diluted	4,480	(3,526)	(22,581)
Discontinued operations - Diluted	657	3,438	2,893
Total Diluted	$5,137	$(88)	$(19,688)

Denominator
Weighted average number of common shares - Basic	4,947,234	4,885,625	3,897,092
Unvested stock	-	4,025	-
Series C Preferred Stock	-	18,750,000	-
Series D Preferred Stock	31,033,818	-	-
Warrants - Employees	-	691	-
Warrants - RES	-	(399,778)	-
Weighted average number of common shares - Diluted	35,981,052	23,240,563	3,897,092

Earnings Per Share
Continuing operations - Basic	$0.28	$1.24	$(5.79)
Discontinued operations - Basic	0.13	0.70	0.74
Total - Basic Earnings Per Share	$0.41	$1.94	$(5.05)

Continuing operations - Diluted	$0.12	$(0.15)	$(5.79)
Discontinued operations - Diluted	0.02	0.15	0.74
Total - Diluted Earnings Per Share	$0.14	$-	$(5.05)

(1) The loss (earnings) attributable to noncontrolling interest is allocated between continuing and discontinued operations for the purpose of the EPS calculation

Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share

	Year ended December 31,
	2016	2015	2014
Outstanding stock options	5,625	5,625	8,750
Unvested stock awards outstanding	-	-	1,541
Warrants - RES	3,750,000	-	3,750,000
Warrants - Employees	430,000	359,121	-
Series C preferred Stock	3,893,443	-	18,750,000
LTIP common units (1)	657,894	549,747	-
Convertible debt	502,690	-	551,370
CHLP common units (1)	300,728	84,556	12,126
Total potentially dilutive securities excluded from the denominator	9,540,380	999,049	23,073,787

(1)

LTIP and common units of CHLP have been omitted from the denominator for the purpose of computing diluted EPS since the effect of including these amounts in the numerator and denominator would have no impact on calculated EPS